American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2021

NT Growth - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	131,922	25,244,594
Auto Components — 1.9%
Aptiv plc(1)	185,919	31,020,585
Automobiles — 2.5%
Tesla, Inc.(1)	59,115	40,623,828
Beverages — 1.9%
PepsiCo, Inc.	194,030	30,453,009
Biotechnology — 1.8%
Amgen, Inc.	47,724	11,527,255
CRISPR Therapeutics AG(1)	40,951	4,955,890
Natera, Inc.(1)	28,671	3,283,403
Vertex Pharmaceuticals, Inc.(1)	43,611	8,791,105
		28,557,653
Building Products — 1.0%
Masco Corp.	171,652	10,249,341
Trex Co., Inc.(1)	60,852	5,908,729
		16,158,070
Capital Markets — 1.7%
S&P Global, Inc.	61,844	26,513,760
Chemicals — 0.8%
Air Products and Chemicals, Inc.	41,304	12,020,703
Electrical Equipment — 2.4%
Ballard Power Systems, Inc.(1)(2)	264,369	4,274,847
Generac Holdings, Inc.(1)	29,768	12,483,508
Rockwell Automation, Inc.	71,964	22,123,173
		38,881,528
Electronic Equipment, Instruments and Components — 2.3%
CDW Corp.	55,116	10,105,519
Cognex Corp.	145,083	13,116,954
Keysight Technologies, Inc.(1)	85,458	14,062,114
		37,284,587
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	119,422	5,604,474
Take-Two Interactive Software, Inc.(1)	44,756	7,761,586
Walt Disney Co. (The)(1)	89,747	15,797,267
		29,163,327
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	51,625	17,603,609
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	10,612	1,302,092
Mondelez International, Inc., Class A	274,287	17,351,396
Vital Farms, Inc.(1)	111,836	1,947,065
		20,600,553
Health Care Equipment and Supplies — 2.6%
DexCom, Inc.(1)	23,504	12,116,547
Edwards Lifesciences Corp.(1)	61,152	6,865,535
IDEXX Laboratories, Inc.(1)	11,662	7,913,017

Intuitive Surgical, Inc.(1)	15,067	14,938,328
		41,833,427
Health Care Providers and Services — 1.6%
Guardant Health, Inc.(1)	21,377	2,347,195
UnitedHealth Group, Inc.	57,280	23,611,961
		25,959,156
Hotels, Restaurants and Leisure — 1.2%
Chipotle Mexican Grill, Inc.(1)	6,536	12,179,444
Expedia Group, Inc.(1)	46,125	7,420,129
		19,599,573
Household Products — 0.5%
Procter & Gamble Co. (The)	55,818	7,938,994
Insurance — 0.3%
SelectQuote, Inc.(1)	274,626	4,888,343
Interactive Media and Services — 11.6%
Alphabet, Inc., Class A(1)	48,335	130,240,108
Facebook, Inc., Class A(1)	133,389	47,526,501
Twitter, Inc.(1)	119,806	8,356,468
		186,123,077
Internet and Direct Marketing Retail — 8.2%
Amazon.com, Inc.(1)	36,229	120,555,258
Chewy, Inc., Class A(1)(2)	71,633	5,995,682
Wayfair, Inc., Class A(1)(2)	21,130	5,099,937
		131,650,877
IT Services — 9.1%
Fastly, Inc., Class A(1)(2)	72,086	3,465,174
Okta, Inc.(1)	24,270	6,013,863
PayPal Holdings, Inc.(1)	173,397	47,776,076
Shopify, Inc., Class A(1)	2,629	3,943,316
Twilio, Inc., Class A(1)	18,209	6,802,700
Visa, Inc., Class A	316,670	78,024,321
		146,025,450
Life Sciences Tools and Services — 1.6%
10X Genomics, Inc., Class A(1)	31,528	5,776,875
Agilent Technologies, Inc.	98,873	15,150,310
Repligen Corp.(1)	16,900	4,152,330
		25,079,515
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	28,945	9,662,709
Pharmaceuticals — 1.5%
Novo Nordisk A/S, B Shares	67,579	6,255,874
Zoetis, Inc.	91,275	18,501,443
		24,757,317
Road and Rail — 1.1%
Lyft, Inc., Class A(1)	148,551	8,217,841
Union Pacific Corp.	46,642	10,203,404
		18,421,245
Semiconductors and Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(1)	251,670	26,724,837
Analog Devices, Inc.	75,415	12,625,979
ASML Holding NV	38,679	29,565,599
NVIDIA Corp.	290,447	56,634,261
		125,550,676
Software — 16.8%
Datadog, Inc., Class A(1)	67,267	7,446,457

DocuSign, Inc.(1)	38,157	11,372,312
Microsoft Corp.	698,182	198,919,034
PagerDuty, Inc.(1)	180,799	7,338,631
Paycor HCM, Inc.(1)	54,169	1,489,647
salesforce.com, Inc.(1)	44,229	10,700,322
Splunk, Inc.(1)	63,334	8,992,161
Workday, Inc., Class A(1)	46,222	10,834,437
Zendesk, Inc.(1)	104,218	13,603,576
		270,696,577
Specialty Retail — 2.1%
Home Depot, Inc. (The)	102,391	33,603,702
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	927,133	135,231,619
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	171,274	28,690,108
TOTAL COMMON STOCKS (Cost $792,957,822)		1,589,838,171
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth ETF (Cost $11,677,204)	41,463	11,637,005
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $234,827), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $230,188)		230,187
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $585,500), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $574,001)		574,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	73,884	73,884
TOTAL TEMPORARY CASH INVESTMENTS (Cost $878,071)		878,071
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,204,041)	12,204,041	12,204,041
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $817,717,138)		1,614,557,288
OTHER ASSETS AND LIABILITIES — (0.4)%		(7,004,052)
TOTAL NET ASSETS — 100.0%		$1,607,553,236

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	903,508	USD	1,074,813	Credit Suisse AG	9/30/21	$(1,796)
EUR	836,091	USD	994,153	Credit Suisse AG	9/30/21	(1,202)
EUR	776,632	USD	915,858	Credit Suisse AG	9/30/21	6,480
EUR	2,059,350	USD	2,436,539	Credit Suisse AG	9/30/21	9,172
USD	838,792	EUR	701,531	Credit Suisse AG	9/30/21	5,645
USD	680,227	EUR	573,045	Credit Suisse AG	9/30/21	(328)
USD	905,894	EUR	769,273	Credit Suisse AG	9/30/21	(7,704)
USD	902,506	EUR	765,744	Credit Suisse AG	9/30/21	(6,901)
USD	750,846	EUR	635,180	Credit Suisse AG	9/30/21	(3,501)
USD	762,844	EUR	641,104	Credit Suisse AG	9/30/21	1,460
USD	25,779,231	EUR	21,613,273	Credit Suisse AG	9/30/21	111,035
						$112,360

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	20	September 2021	$5,982,300	$(43,158)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,882,365. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,866,245, which includes securities collateral of $8,662,204.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,554,016,698	35,821,473	—
Exchange-Traded Funds	11,637,005	—	—
Temporary Cash Investments	73,884	804,187	—
Temporary Cash Investments - Securities Lending Collateral	12,204,041	—	—
	1,577,931,628	36,625,660	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	133,792	—
Liabilities
Other Financial Instruments
Futures Contracts	43,158	—	—
Forward Foreign Currency Exchange Contracts	—	21,432	—
	43,158	21,432	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.